Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 556	€ 718
Liabilities		957	1,710
Nominal amount		43,546	43,457
Fair value changes used for hedge effectiveness		(413)	(1,379)
Fair value changes recognised in Equity	[1]	795	1,742
Hedge ineffectiveness		€ (386)	€ (345)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.